Lease Liabilities - Summary of Contractual Cash Flow Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	$ 654,734
Less than 1 Year
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	176,039
Between 1 and 5 Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	361,122
More than 5 Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	$ 117,573